CAPITAL STOCK - Narrative (Details) - $ / shares				12 Months Ended
	Jul. 23, 2021	Jun. 06, 2019	Jun. 04, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2022	Dec. 17, 2021	Sep. 16, 2021	Jun. 16, 2021	Mar. 23, 2021	Mar. 22, 2021	Dec. 16, 2020	Sep. 15, 2020	Jul. 22, 2020	Jun. 15, 2020	Mar. 23, 2020	Mar. 20, 2020	Jan. 01, 2020	Dec. 20, 2019	Dec. 16, 2019	Sep. 16, 2019	Jul. 22, 2019	Jun. 14, 2019	Mar. 22, 2019	Mar. 21, 2019	Jan. 01, 2018	Dec. 30, 2017
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								59,284,947	59,284,947	59,027,047		59,027,047	59,019,546	59,009,685		59,009,685	59,009,685				58,939,685	58,877,185		58,877,185	58,665,310
Number of shares outstanding (in shares)				59,284,947	59,027,047			59,284,947	59,284,947	59,027,047		59,027,047	59,019,546	59,009,685		59,009,685	59,009,685				58,939,685	58,877,185		58,877,185	58,665,310
Common shares repurchased (in shares)				0	0
Expiration period of awards		10 years	10 years
Weighted average fair value at exercise of stock options exercised (in dollars per share)				$ 24.41	$ 20.11	$ 13.06
Awards vesting percentage											153.90%							0.00%		0.00%						0.00%
Employee
Disclosure of classes of share capital [line items]
Stock options vesting period		3 years
Directors non-officers
Disclosure of classes of share capital [line items]
Stock options vesting period			3 years
Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
RSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days				5 days
PSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days				5 days
Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																												100.00%
DSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days				5 days
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							59,284,947
Number of shares outstanding (in shares)							59,284,947
NICB
Disclosure of classes of share capital [line items]
Number of common shares authorized for repurchase (in shares)	4,000,000														4,000,000								4,000,000
Stock repurchase period	12 months
Number of shares remained available for repurchase (in shares)				4,000,000
NICB | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares remained available for repurchase (in shares)							4,000,000
Class A preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				0
Prior to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																												0.00%
Prior to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																												150.00%
Subsequent to December 2017 | PSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days				5 days
Subsequent to December 2017 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based on volume weighted average trading price (VWAP)				50.00%
Awards percentage based on monte carlo simulation model				50.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																											50.00%
Awards percentage based on average returns on invested capital (ROIC)																											50.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																											0.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																											175.00%
Subsequent To December 31, 2019 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based on average returns on invested capital (ROIC)																			50.00%
Subsequent To December 31, 2019 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																			0.00%
Subsequent To December 31, 2019 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																			175.00%
Subsequent To December 31, 2019 | Target Shares | S&P North America SmallCap Materials (Industry Group) Index
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																			25.00%
Subsequent To December 31, 2019 | Target Shares | Peer Group
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																			25.00%